Schedule of Investments (unaudited)
February 28, 2023
BlackRock Advantage Large Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.5%
General Dynamics Corp.	18,619	$ 4,243,456
Auto Components — 0.1%
Lear Corp.	6,508	908,842
Automobiles — 3.0%
General Motors Co.	26,189	1,014,562
Tesla, Inc.(a)	124,263	25,562,142
		26,576,704
Beverages — 2.8%
Brown-Forman Corp., Class B, NVS	6,282	407,514
Coca-Cola Co.	51,928	3,090,235
PepsiCo, Inc.	122,949	21,335,340
		24,833,089
Biotechnology — 1.5%
AbbVie, Inc.	17,160	2,640,924
Amgen, Inc.	26,331	6,099,840
Exelixis, Inc.(a)	4,625	78,995
Horizon Therapeutics PLC(a)	9,905	1,084,498
Neurocrine Biosciences, Inc.(a)	10,994	1,133,481
Novavax, Inc.(a)(b)	38,942	360,603
Ultragenyx Pharmaceutical, Inc.(a)	7,696	342,395
Vertex Pharmaceuticals, Inc.(a)	4,312	1,251,731
		12,992,467
Building Products — 0.5%
Allegion PLC	20,111	2,266,711
Trane Technologies PLC	11,816	2,185,605
		4,452,316
Capital Markets — 0.6%
Bank of New York Mellon Corp.	5,415	275,515
Carlyle Group, Inc.	6,355	218,612
Cboe Global Markets, Inc.	15,579	1,965,603
LPL Financial Holdings, Inc.	10,529	2,627,617
		5,087,347
Chemicals — 1.0%
Cabot Corp.	1	79
Ecolab, Inc.	53,242	8,485,178
Sherwin-Williams Co.	2,940	650,769
		9,136,026
Commercial Services & Supplies — 0.8%
Cintas Corp.	14,412	6,319,229
Tetra Tech, Inc.	8,220	1,125,236
		7,444,465
Construction & Engineering — 0.3%
AECOM	33,047	2,853,939
Consumer Finance — 1.3%
American Express Co.	68,241	11,873,252
Distributors — 0.6%
Genuine Parts Co.	31,704	5,607,169
Electrical Equipment — 0.2%
Eaton Corp. PLC	11,149	1,950,295
Electronic Equipment, Instruments & Components — 1.1%
Flex Ltd.(a)	331,934	7,554,818
TE Connectivity Ltd.	16,992	2,163,421
		9,718,239
Entertainment — 0.4%
ROBLOX Corp., Class A(a)	14,019	513,656
Security	Shares	Value
Entertainment (continued)
Roku, Inc.(a)	19,925	$ 1,288,948
Spotify Technology SA(a)	15,013	1,746,012
		3,548,616
Equity Real Estate Investment Trusts (REITs) — 1.3%
Equity Residential	12,839	802,694
Prologis, Inc.	5,374	663,152
SBA Communications Corp., Class A	15,944	4,135,076
Simon Property Group, Inc.	49,853	6,086,553
		11,687,475
Food & Staples Retailing — 0.6%
Costco Wholesale Corp.	9,160	4,435,089
Kroger Co.	12,429	536,187
Walmart, Inc.	4,525	643,138
		5,614,414
Food Products — 1.0%
Archer-Daniels-Midland Co.	22,883	1,821,487
Hershey Co.	29,354	6,995,645
Kellogg Co.	4,959	326,997
		9,144,129
Health Care Equipment & Supplies — 1.7%
Becton Dickinson and Co.	29,514	6,922,509
Boston Scientific Corp.(a)	65,368	3,053,993
Dexcom, Inc.(a)(b)	7,470	829,245
IDEXX Laboratories, Inc.(a)	7,556	3,575,801
Shockwave Medical, Inc.(a)	2,132	405,591
		14,787,139
Health Care Providers & Services — 4.3%
Cigna Group	32,752	9,566,859
CVS Health Corp.	32,500	2,715,050
Elevance Health, Inc.	13,957	6,555,184
UnitedHealth Group, Inc.	40,878	19,455,476
		38,292,569
Health Care Technology — 0.5%
Teladoc Health, Inc.(a)	20,366	539,495
Veeva Systems, Inc., Class A(a)	22,006	3,645,514
		4,185,009
Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc., Class A(a)	3,166	390,304
Caesars Entertainment, Inc.(a)	35,384	1,796,092
Darden Restaurants, Inc.	10,841	1,550,155
Hilton Worldwide Holdings, Inc.	13,640	1,971,116
Marriott International, Inc., Class A	5,523	934,713
Starbucks Corp.	1,093	111,584
Travel + Leisure Co.	158,023	6,629,065
Yum! Brands, Inc.	31,661	4,026,013
		17,409,042
Household Durables — 0.1%
TopBuild Corp.(a)	4,050	840,739
Household Products — 1.4%
Colgate-Palmolive Co.	157,956	11,578,175
Procter & Gamble Co.	3,057	420,521
		11,998,696
Insurance — 0.9%
Aon PLC, Class A	4,201	1,277,314
Marsh & McLennan Cos., Inc.	35,757	5,797,640
MetLife, Inc.	17,184	1,232,608
		8,307,562

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Advantage Large Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Interactive Media & Services — 5.9%
Alphabet, Inc., Class A(a)	214,419	$ 19,310,575
Alphabet, Inc., Class C, NVS(a)	222,460	20,088,138
Match Group, Inc.(a)	88,461	3,664,055
Meta Platforms, Inc., Class A(a)	23,203	4,059,133
Pinterest, Inc., Class A(a)	65,679	1,649,200
Snap, Inc., Class A, NVS(a)	296,503	3,009,505
		51,780,606
Internet & Direct Marketing Retail — 4.6%
Amazon.com, Inc.(a)	338,890	31,933,605
Coupang, Inc.(a)	58,999	915,074
eBay, Inc.	139,584	6,406,906
Etsy, Inc.(a)	5,575	676,861
MercadoLibre, Inc.(a)	424	517,280
		40,449,726
IT Services — 7.0%
Accenture PLC, Class A	25,068	6,656,808
Automatic Data Processing, Inc.	30,143	6,626,034
Block, Inc., Class A(a)	5,596	429,381
Cloudflare, Inc., Class A(a)	13,609	816,676
Cognizant Technology Solutions Corp., Class A	42,084	2,635,721
Gartner, Inc.(a)	13,284	4,354,628
Mastercard, Inc., Class A	43,145	15,328,987
MongoDB, Inc.(a)	1,237	259,176
Paychex, Inc.	12,668	1,398,547
PayPal Holdings, Inc.(a)	108,148	7,959,693
Snowflake, Inc., Class A(a)	696	107,449
Visa, Inc., Class A	70,580	15,523,365
		62,096,465
Life Sciences Tools & Services — 3.0%
Agilent Technologies, Inc.	90,424	12,837,495
Bruker Corp.	11,273	776,935
Danaher Corp.	26,722	6,614,497
Mettler-Toledo International, Inc.(a)	755	1,082,451
PerkinElmer, Inc.	4,444	553,589
Thermo Fisher Scientific, Inc.	8,862	4,801,077
		26,666,044
Machinery — 3.5%
Deere & Co.	37,321	15,646,456
Graco, Inc.	1,380	95,965
Illinois Tool Works, Inc.	36,173	8,434,097
Timken Co.	25,937	2,216,316
Xylem, Inc.	46,746	4,798,477
		31,191,311
Media — 1.1%
Altice U.S.A., Inc., Class A(a)	194,318	769,499
Fox Corp., Class A, NVS	266,227	9,323,270
		10,092,769
Oil, Gas & Consumable Fuels — 0.3%
Chevron Corp.	7,570	1,217,029
Marathon Petroleum Corp.	12,361	1,527,819
		2,744,848
Pharmaceuticals — 1.4%
Bristol-Myers Squibb Co.	18,850	1,299,896
Eli Lilly & Co.	34,696	10,798,089
		12,097,985
Real Estate Management & Development — 0.0%
Zillow Group, Inc., Class A(a)	163	6,740
Security	Shares	Value
Road & Rail — 0.4%
JB Hunt Transport Services, Inc.	693	$ 125,288
Lyft, Inc., Class A(a)	108,939	1,089,390
Uber Technologies, Inc.(a)	69,939	2,326,171
		3,540,849
Semiconductors & Semiconductor Equipment — 7.3%
Advanced Micro Devices, Inc.(a)	61,674	4,846,343
Analog Devices, Inc.	63,884	11,720,798
Applied Materials, Inc.	39,127	4,544,601
Enphase Energy, Inc.(a)	17,404	3,664,064
Intel Corp.	90,067	2,245,370
KLA Corp.	5,856	2,221,649
Lattice Semiconductor Corp.(a)	5,557	472,123
MaxLinear, Inc.(a)	19,428	664,632
Microchip Technology, Inc.	20,553	1,665,410
NVIDIA Corp.	118,963	27,618,450
NXP Semiconductors NV	2,620	467,618
QUALCOMM, Inc.	32,546	4,020,407
Silicon Laboratories, Inc.(a)	3,421	610,751
		64,762,216
Software — 17.4%
Adobe, Inc.(a)	37,386	12,111,195
Autodesk, Inc.(a)	9,764	1,940,009
Box, Inc., Class A(a)	33,449	1,115,524
Cadence Design Systems, Inc.(a)	10,857	2,094,750
Crowdstrike Holdings, Inc., Class A(a)	8,775	1,059,055
DocuSign, Inc.(a)	23,568	1,445,897
Fortinet, Inc.(a)	27,886	1,657,544
FreedomPay, Inc.(c)	43,051	—
HubSpot, Inc.(a)	6,837	2,644,962
Intuit, Inc.	26,670	10,859,491
Manhattan Associates, Inc.(a)	16,597	2,385,819
Microsoft Corp.	360,447	89,902,691
Paycom Software, Inc.(a)	7,903	2,284,441
Paylocity Holding Corp.(a)	8,363	1,610,797
Rapid7, Inc.(a)	1,940	91,762
RingCentral, Inc., Class A(a)(b)	57,138	1,887,839
Salesforce, Inc.(a)	35,536	5,814,045
ServiceNow, Inc.(a)	16,845	7,279,904
Splunk, Inc.(a)(b)	10,825	1,109,562
Synopsys, Inc.(a)	3,497	1,272,069
Tenable Holdings, Inc.(a)	11,162	493,695
VMware, Inc., Class A(a)	4,950	545,143
Workday, Inc., Class A(a)	22,758	4,220,926
		153,827,120
Specialty Retail — 4.5%
AutoZone, Inc.(a)	380	944,885
Best Buy Co., Inc.	10,482	871,159
Carvana Co., Class A(a)(b)	20,235	190,614
Home Depot, Inc.	44,891	13,311,977
Lowe’s Cos., Inc.	52,288	10,758,256
TJX Cos., Inc.	182,223	13,958,282
		40,035,173
Technology Hardware, Storage & Peripherals — 11.7%
Apple Inc.	693,989	102,300,919
HP, Inc.	26,311	776,701
Pure Storage, Inc., Class A(a)	10,460	298,528
		103,376,148
Textiles, Apparel & Luxury Goods — 1.8%
Crocs, Inc.(a)	4,356	530,169
Deckers Outdoor Corp.(a)	2,870	1,194,924

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Advantage Large Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Lululemon Athletica, Inc.(a)	31,112	$ 9,619,830
Nike, Inc., Class B	29,049	3,450,731
Ralph Lauren Corp., Class A	5,982	707,013
		15,502,667
Trading Companies & Distributors — 0.5%
SiteOne Landscape Supply, Inc.(a)(b)	1,039	154,125
WW Grainger, Inc.	6,689	4,471,129
		4,625,254
Total Long-Term Investments — 98.9% (Cost: $642,448,925)		876,288,917
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.41%(d)(e)	8,227,425	8,227,425
SL Liquidity Series, LLC, Money Market Series, 4.75%(d)(e)(f)	1,213,083	1,213,447
Total Short-Term Securities — 1.1% (Cost: $9,440,833)		9,440,872
Total Investments — 100.0% (Cost: $651,889,758)		885,729,789
Liabilities in Excess of Other Assets — (0.0)%		(188,184)
Net Assets — 100.0%		$ 885,541,605
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 8,039,456	$ 187,969(a)	$ —	$ —	$ —	$ 8,227,425	8,227,425	$ 191,345	$ —
SL Liquidity Series, LLC, Money Market Series	1,498,897	—	(289,311)(a)	3,866	(5)	1,213,447	1,213,083	6,464(b)	—
				$ 3,866	$ (5)	$ 9,440,872		$ 197,809	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Advantage Large Cap Growth Fund
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NASDAQ 100 E-Mini Index	41	03/17/23	$ 9,899	$ (254,224)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 876,288,917	$ —	$ —	$ 876,288,917
Short-Term Securities
Money Market Funds	8,227,425	—	—	8,227,425
	$ 884,516,342	$ —	$ —	884,516,342
Investments valued at NAV(a)				1,213,447
				$ 885,729,789
Derivative Financial Instruments(b)
Liabilities
Equity Contracts	$ (254,224)	$ —	$ —	$ (254,224)
(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
4